Note 5 - Property and Equipment	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment

		November 30, 2014
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	247,335	196,237	51,098
Computer software	119,151	99,027	20,124
Furniture and fixtures	126,690	98,406	28,284
Laboratory equipment	3,019,713	1,658,299	1,361,414
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	124,928	151,372
Computer equipment under capital lease	76,458	69,853	6,605
	5,007,769	3,388,872	1,618,897

		November 30, 2013
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	228,854	177,831	51,023
Computer software	113,862	79,603	34,259
Furniture and fixtures	126,690	91,335	35,355
Laboratory equipment	2,378,621	1,404,479	974,142
Leasehold improvements	1,111,731	1,087,083	24,648
Laboratory equipment under capital lease	202,584	100,138	102,446
Computer equipment under capital lease	76,458	67,022	9,436
	4,238,800	3,007,491	1,231,309

Depreciation for the year ended November 30, 2014 was $381,385 (2013 - $396,814; 2012 - $452,303).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2014, the Company recorded a $Nil write-down of long-lived assets (2013 - $Nil; 2012 – $107,123).